PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.2%
Australia : 2.2%
17,488
Ampol Ltd.
$ 405,523
0.3
97,371
Aurizon Holdings Ltd.
239,274
0.1
62,365
Brambles Ltd.
592,813
0.4
136,985
Medibank Pvt Ltd.
340,413
0.2
52,452
QBE Insurance Group Ltd.
623,607
0.4
1,932
Rio Tinto Ltd.
166,180
0.1
309,800
Telstra Group Ltd.
717,512
0.5
33,062
Transurban Group
276,301
0.2
3,361,623
2.2
Bermuda : 0.5%
10,626
Axis Capital Holdings Ltd.
785,049
0.5
Brazil : 0.4%
31,955
XP, Inc. - Class A
606,825
0.4
Canada : 3.0%
8,229  Brookfield Asset
Management Ltd. - Class A
323,014
0.2
5,283  Canadian Imperial Bank of
Commerce
261,950
0.2
27,715
Cenovus Energy, Inc.
577,705
0.4
5,556
iA Financial Corp., Inc.
361,744
0.2
11,577
Parkland Corp.
334,072
0.2
5,659
Pembina Pipeline Corp.
210,217
0.1
5,002  Rogers Communications,
Inc. - Class B
202,106
0.1
19,868
Suncor Energy, Inc.
810,493
0.5
19,070
TELUS Corp.
313,554
0.2
5,852
Thomson Reuters Corp.
1,007,028
0.7
3,353  West Fraser Timber Co.
Ltd.
268,225
0.2
4,670,108
3.0
Denmark : 0.6%
30,201
Danske Bank A/S
928,428
0.6
France : 2.5%
25,798
AXA SA
931,471
0.6
5,170
BNP Paribas SA
381,631
0.2
10,451
Carrefour SA
170,429
0.1
3,202
Cie de Saint-Gobain
282,708
0.2
18,952
Getlink SE
333,981
0.2
72,797
Orange SA
850,024
0.6
4,764
Sanofi
466,404
0.3
2,596
Thales SA
471,461
0.3
3,888,109
2.5
Germany : 1.0%
2,397
Allianz SE
701,690
0.4
10,104
Daimler Truck Holding AG
432,310
0.3
1,528
Heidelberg Materials AG
160,246
0.1
4,052
(1)
Scout24 SE
304,805
0.2
1,599,051
1.0
Hong Kong : 1.4%
190,000  BOC Hong Kong Holdings
Ltd.
597,245
0.4
101,500
CK Asset Holdings Ltd.
402,025
0.2
99,500  CK Hutchison Holdings
Ltd.
485,867
0.3
158,000
Hang Lung Properties Ltd.
143,908
0.1
6,800  Jardine Matheson
Holdings Ltd.
250,580
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
55,500  Power Assets Holdings
Ltd.
$ 308,155
0.2
2,187,780
1.4
Israel : 0.2%
33,244
Bank Leumi Le-Israel BM
276,589
0.2
Italy : 1.7%
261,398
Intesa Sanpaolo SpA
1,029,705
0.7
31,123
(1)
Poste Italiane SpA
427,536
0.3
28,729
UniCredit SpA
1,143,773
0.7
2,601,014
1.7
Japan : 6.7%
34,900
Central Japan Railway Co.
778,419
0.5
34,300  Chubu Electric Power Co.,
Inc.
473,881
0.3
6,000
Dai-ichi Life Holdings, Inc.
161,436
0.1
15,300  Daiwa House Industry Co.
Ltd.
407,082
0.3
500
Disco Corp.
196,679
0.1
124,300
ENEOS Holdings, Inc.
642,661
0.4
1,500
Hoya Corp.
182,600
0.1
10,900
Japan Airlines Co. Ltd.
183,175
0.1
38,200
Japan Post Bank Co. Ltd.
378,402
0.3
32,000  Japan Post Holdings Co.
Ltd.
309,007
0.2
40,300
Japan Tobacco, Inc.
1,143,421
0.8
6,000
NEC Corp.
446,627
0.3
4,100  Nippon Express Holdings,
Inc.
202,062
0.1
409,400  Nippon Telegraph &
Telephone Corp.
402,034
0.3
6,800
Nitto Denko Corp.
520,609
0.3
8,800  Ono Pharmaceutical Co.
Ltd.
127,432
0.1
6,900
ORIX Corp.
150,475
0.1
7,300
Secom Co. Ltd.
454,242
0.3
15,200
Sekisui Chemical Co. Ltd.
218,161
0.1
35,800
Sekisui House Ltd.
806,129
0.5
6,400
Sumitomo Corp.
166,544
0.1
15,100  Sumitomo Mitsui Financial
Group, Inc.
988,282
0.6
15,000  Takeda Pharmaceutical
Co. Ltd.
399,375
0.3
8,900
Trend Micro, Inc./Japan
402,799
0.3
23,000
USS Co. Ltd.
179,841
0.1
10,321,375
6.7
Jordan : 0.2%
14,223  Hikma Pharmaceuticals
PLC
351,641
0.2
Netherlands : 1.5%
2,070  BE Semiconductor
Industries NV
307,949
0.2
77,902
Koninklijke KPN NV
292,078
0.2
19,312
NN Group NV
901,078
0.6
4,709
Wolters Kluwer NV
751,033
0.5
2,252,138
1.5
Norway : 0.3%
32,873
Telenor ASA
383,340
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 0.3%
484,100
Genting Singapore Ltd.
$ 326,530
0.2
17,700  Oversea-Chinese Banking
Corp. Ltd.
190,489
0.1
517,019
0.3
Spain : 2.0%
9,199  ACS Actividades de
Construccion y Servicios
SA
411,863
0.3
2,311
(1)
Aena SME SA
451,944
0.3
17,244  Industria de Diseno Textil
SA
819,977
0.5
13,473
Red Electrica Corp. SA
242,805
0.2
32,280
Repsol SA
526,959
0.3
116,860
Telefonica SA
546,121
0.4
2,999,669
2.0
Sweden : 0.5%
3,671
Holmen AB - Class B
153,734
0.1
12,020
SKF AB - Class B
264,082
0.2
17,965
Swedbank AB - Class A
374,055
0.2
791,871
0.5
Switzerland : 1.4%
11,759
Holcim AG
1,033,028
0.7
11,345
Novartis AG, Reg
1,174,184
0.7
2,207,212
1.4
United Kingdom : 3.7%
57,345
BAE Systems PLC
1,021,080
0.7
29,620  British American Tobacco
PLC
915,988
0.6
125,087
Centrica PLC
227,045
0.1
11,423
Compass Group PLC
320,713
0.2
35,041
Imperial Brands PLC
870,733
0.6
46,372
J Sainsbury PLC
164,408
0.1
18,254
Smiths Group PLC
403,917
0.3
20,632
Standard Chartered PLC
205,506
0.1
188,369
Vodafone Group PLC
182,114
0.1
10,673
Whitbread PLC
404,738
0.3
3,824
Willis Towers Watson PLC
976,229
0.6
5,692,471
3.7
United States : 66.1%
12,963
AbbVie, Inc.
2,090,154
1.4
1,706
Acuity Brands, Inc.
442,895
0.3
5,530
AECOM
482,990
0.3
10,881
Agree Realty Corp.
661,130
0.4
3,278  Allison Transmission
Holdings, Inc.
248,505
0.2
27,477
Altria Group, Inc.
1,270,811
0.8
8,967
Amdocs Ltd.
708,393
0.5
11,637  American Electric Power
Co., Inc.
1,050,239
0.7
1,741  American Financial Group,
Inc.
226,173
0.1
449
Ameriprise Financial, Inc.
196,038
0.1
4,536
AmerisourceBergen Corp.
1,027,722
0.7
4,652
AMETEK, Inc.
788,886
0.5
3,399
Amgen, Inc.
1,039,584
0.7
2,356
Aon PLC - Class A
663,544
0.4
2,701
Applied Materials, Inc.
580,931
0.4
4,371
Assurant, Inc.
758,237
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
16,911
AT&T, Inc.
$ 308,118
0.2
4,075
Atmos Energy Corp.
472,374
0.3
3,335  Automatic Data
Processing, Inc.
816,808
0.5
1,335  AvalonBay Communities,
Inc.
257,228
0.2
15,704
Avnet, Inc.
857,438
0.6
24,983
Baker Hughes Co.
836,431
0.5
5,157
Black Hills Corp.
291,113
0.2
25,173
Bristol-Myers Squibb Co.
1,034,359
0.7
16,132  Brixmor Property Group,
Inc.
363,131
0.2
2,781  Broadridge Financial
Solutions, Inc.
558,341
0.4
5,042
Brown & Brown, Inc.
451,309
0.3
2,337  Capital One Financial
Corp.
321,641
0.2
8,246
Cardinal Health, Inc.
818,580
0.5
4,923
Cboe Global Markets, Inc.
851,630
0.6
14,088
Chevron Corp.
2,286,482
1.5
6,397
Church & Dwight Co., Inc.
684,543
0.4
3,771
Cigna Group
1,299,562
0.8
1,128
Cintas Corp.
764,750
0.5
35,407
Cisco Systems, Inc.
1,646,426
1.1
17,270
Citigroup, Inc.
1,076,094
0.7
4,902
CME Group, Inc.
995,008
0.6
10,083
CNO Financial Group, Inc.
289,281
0.2
7,955
Coca-Cola Co.
500,608
0.3
13,534
Colgate-Palmolive Co.
1,258,121
0.8
14,729
Comcast Corp. - Class A
589,602
0.4
12,263  Commerce Bancshares,
Inc.
682,313
0.4
6,238
ConocoPhillips
726,602
0.5
22,606
Coterra Energy, Inc.
644,723
0.4
5,813
CSX Corp.
196,189
0.1
16,867
CVS Health Corp.
1,005,273
0.7
18,873
Dow, Inc.
1,087,651
0.7
6,864
DTE Energy Co.
799,862
0.5
14,249  Dun & Bradstreet
Holdings, Inc.
136,648
0.1
13,182
Edison International
1,013,037
0.7
7,536
Electronic Arts, Inc.
1,001,384
0.7
13,319
Element Solutions, Inc.
320,056
0.2
1,567
Elevance Health, Inc.
843,798
0.5
3,908
EOG Resources, Inc.
486,741
0.3
11,401
Equitable Holdings, Inc.
473,028
0.3
14,716
Equity Residential
956,982
0.6
11,237
Essent Group Ltd.
637,138
0.4
16,820
Evergy, Inc.
919,381
0.6
6,864
Fortive Corp.
510,956
0.3
16,172  Gaming and Leisure
Properties, Inc.
726,123
0.5
14,474
General Mills, Inc.
995,088
0.6
8,676
General Motors Co.
390,333
0.3
23,943
Genpact Ltd.
791,556
0.5
21,023
Gentex Corp.
735,805
0.5
5,389
Genuine Parts Co.
776,771
0.5
16,736
Gilead Sciences, Inc.
1,075,623
0.7
3,026
Globe Life, Inc.
250,432
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,114  Goldman Sachs Group,
Inc.
$ 508,563
0.3
16,615
H&R Block, Inc.
824,769
0.5
9,712  Hartford Financial Services
Group, Inc.
1,004,706
0.7
9,093  Hewlett Packard
Enterprise Co.
160,491
0.1
19,263
Host Hotels & Resorts, Inc.
345,578
0.2
1,726
Humana, Inc.
618,115
0.4
1,314
Ingredion, Inc.
154,500
0.1
5,411  International Bancshares
Corp.
307,507
0.2
3,720  International Business
Machines Corp.
620,682
0.4
6,505  Iridium Communications,
Inc.
195,866
0.1
16,822
Johnson & Johnson
2,467,283
1.6
7,719
Kimberly-Clark Corp.
1,028,943
0.7
521
KLA Corp.
395,715
0.3
19,692
Kraft Heinz Co.
696,506
0.5
7,003
Leidos Holdings, Inc.
1,029,791
0.7
7,066
LKQ Corp.
304,050
0.2
12,304
Loews Corp.
944,947
0.6
2,012
ManpowerGroup, Inc.
150,135
0.1
2,141  Marsh & McLennan Cos.,
Inc.
444,429
0.3
1,639
McKesson Corp.
933,558
0.6
18,732
Merck & Co., Inc.
2,351,615
1.5
11,318
MetLife, Inc.
819,084
0.5
43,118
MGIC Investment Corp.
905,478
0.6
4,124  Molson Coors Beverage
Co. - Class B
226,036
0.1
2,106  Mondelez International,
Inc. - Class A
144,324
0.1
373  Monolithic Power Systems,
Inc.
274,390
0.2
8,382  MSC Industrial Direct Co.,
Inc. - Class A
720,014
0.5
10,855
National Fuel Gas Co.
620,472
0.4
7,765
NetApp, Inc.
935,139
0.6
1,047
NewMarket Corp.
560,218
0.4
22,546
NiSource, Inc.
655,187
0.4
11,203
NorthWestern Corp.
582,108
0.4
1,014
NVIDIA Corp.
1,111,679
0.7
688  Old Dominion Freight Line,
Inc.
120,572
0.1
3,721
ONE Gas, Inc.
229,325
0.1
8,028
OneMain Holdings, Inc.
394,335
0.3
2,552
Owens Corning
462,091
0.3
11,503
PepsiCo, Inc.
1,988,869
1.3
19,106
PG&E Corp.
354,225
0.2
15,584  Philip Morris International,
Inc.
1,579,906
1.0
8,391
Phillips 66
1,192,445
0.8
3,230
PPG Industries, Inc.
424,454
0.3
4,650
Procter & Gamble Co.
765,111
0.5
5,418
Prudential Financial, Inc.
652,056
0.4
4,742
Qualcomm, Inc.
967,605
0.6
3,552
Regency Centers Corp.
218,093
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,495  Reinsurance Group of
America, Inc.
$ 943,051
0.6
1,411  Reliance Steel &
Aluminum Co.
424,401
0.3
53,963
Rithm Capital Corp.
604,925
0.4
17,780
Rollins, Inc.
812,368
0.5
3,414
RPM International, Inc.
382,709
0.2
4,220
Ryder System, Inc.
512,603
0.3
9,384
Sempra Energy
722,850
0.5
2,521
Sherwin-Williams Co.
765,880
0.5
1,383
Skyworks Solutions, Inc.
128,149
0.1
11,766
SLM Corp.
252,498
0.2
3,138
Snap-on, Inc.
856,235
0.6
10,202
Sonoco Products Co.
626,097
0.4
13,340  SS&C Technologies
Holdings, Inc.
827,747
0.5
12,621
Synchrony Financial
552,800
0.4
6,960
Tapestry, Inc.
302,690
0.2
11,061
TEGNA, Inc.
164,920
0.1
4,799
Travelers Cos., Inc.
1,035,144
0.7
4,474
UnitedHealth Group, Inc.
2,216,285
1.4
17,768
Unum Group
956,985
0.6
7,726
Valero Energy Corp.
1,214,064
0.8
42,604  Verizon Communications,
Inc.
1,753,155
1.1
29,882
VICI Properties, Inc.
857,912
0.6
732  Watts Water Technologies,
Inc. - Class A
145,763
0.1
23,121
Wells Fargo & Co.
1,385,410
0.9
43,992
Wendy's Co.
767,660
0.5
2,834
Xcel Energy, Inc.
157,145
0.1
101,809,114
66.1
Total Common Stock
(Cost $131,179,714)
148,230,426
96.2
EXCHANGE-TRADED FUNDS : 1.8%
14,128  iShares MSCI EAFE Value
ETF
794,983
0.5
10,968  iShares Russell 1000
Value ETF
1,943,091
1.3
2,738,074
1.8
Total Exchange-Traded
Funds
(Cost $2,590,221)
2,738,074
1.8
Total Long-Term
Investments
(Cost $133,769,935)
150,968,500
98.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Mutual Funds : 1.5%
2,328,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $2,328,000) $ 2,328,000 1.5
Total Short-Term
Investments
(Cost $2,328,000)
$ 2,328,000
1.5
Total Investments in
Securities
(Cost $136,097,935) $ 153,296,500 99.5
Assets in Excess of
Other Liabilities 756,606 0.5
Net Assets $ 154,053,106 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.0%
Health Care 14.0
Industrials 13.2
Consumer Staples 9.4
Energy 7.1
Information Technology 6.7
Utilities 5.9
Communication Services 5.3
Consumer Discretionary 4.6
Materials 4.5
Real Estate 3.5
Exchange-Traded Funds 1.8
Short-Term Investments 1.5
Assets in Excess of Other Liabilities 0.5
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 3,361,623 $ — $ 3,361,623
Bermuda 785,049 — — 785,049
Brazil 606,825 — — 606,825
Canada 4,670,108 — — 4,670,108
Denmark — 928,428 — 928,428
France — 3,888,109 — 3,888,109
Germany — 1,599,051 — 1,599,051
Hong Kong 250,580 1,937,200 — 2,187,780
Israel — 276,589 — 276,589
Italy — 2,601,014 — 2,601,014
Japan — 10,321,375 — 10,321,375
Jordan — 351,641 — 351,641
Netherlands — 2,252,138 — 2,252,138
Norway 383,340 — — 383,340
Singapore — 517,019 — 517,019
Spain — 2,999,669 — 2,999,669
Sweden — 791,871 — 791,871
Switzerland — 2,207,212 — 2,207,212
United Kingdom 976,229 4,716,242 — 5,692,471
United States 101,809,114 — — 101,809,114
Total Common Stock 109,481,245 38,749,181 — 148,230,426
Exchange-Traded Funds 2,738,074 — — 2,738,074
Short-Term Investments 2,328,000 — — 2,328,000
Total Investments, at fair value $ 114,547,319 $ 38,749,181 $ — $ 153,296,500
Other Financial Instruments+
Forward Foreign Currency Contracts — 822,960 — 822,960
Total Assets $ 114,547,319 $ 39,572,141 $ — $ 154,119,460
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (44,623) $ — $ (44,623)
Written Options — (656,234) — (656,234)
Total Liabilities $ — $ (700,857) $ — $ (700,857)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 3,551,575 AUD 5,400,000 Brown Brothers Harriman & Co. 06/18/24 $ (42,830)
USD 11,113,679 JPY 1,633,400,000 Morgan Stanley & Co. International PLC 06/18/24 704,475
USD 4,657,078 CAD 6,300,000 Morgan Stanley & Co. International PLC 06/18/24 33,460
USD 13,331,043 EUR 12,200,000 State Street Bank and Trust Co. 06/18/24 85,025
USD 4,968,137 GBP 3,900,000 State Street Bank and Trust Co. 06/18/24 (1,793)
$ 778,337

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
At May 31, 2024, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
BNP Paribas Call 06/14/24 USD 76.640 151,555 USD 11,721,264 $ 115,576 $ (180,875)
Financial Select Sector
SPDR Fund
UBS AG Call 06/28/24 USD 42.910 541,303 USD 22,539,857 254,845 (65,992)
FTSE 100 Index
UBS AG Call 07/12/24 GBP 8,358.130 1,776 GBP 14,697,075 207,877 (207,877)
Health Care Select
Sector SPDR Fund
UBS AG Call 06/28/24 USD 147.770 43,743 USD 6,285,869 55,361 (17,384)
Industrial Select Sector
SPDR Fund
UBS AG Call 06/14/24 USD 124.000 105,074 USD 12,977,690 196,079 (131,115)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 07/12/24 JPY 38,872.780 13,516 JPY 520,202,456 52,991 (52,991)
$ 882,729 $ (656,234)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,041,728
Gross Unrealized Depreciation (4,843,163)
Net Unrealized Appreciation $ 17,198,565